Net financial income / (loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interests on financial assets	€ 198	€ 171
Change in valuation allowance on financial instruments	53	1,040
Foreign exchange gains	3,797	2,185
Other financial income	0	94
Financial income	4,048	3,490	[1]
Foreign exchange losses	(3,663)	(1,602)
Unrealized losses on financial assets	(2,309)	0
Interest on financial liabilities	(194)	(160)
Other financial expenses	0	(18)
Financial expenses	(6,166)	(1,781)	[1]
Net financial income (loss)	€ (2,118)	€ 1,709	[1]

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.